SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Beginning of period	$ 45,273	$ 52,350
Service costs	40	39
Interest costs	302	554
Benefits paid	(3,716)	(4,151)
Actuarial loss arising from changes in financial assumptions	(1,099)	134
Termination Benefits	39,136
Gain due to curtailment	(1,846)
Translation adjustment	1,264	(1,181)
End of period	$ 79,354	$ 47,745